Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

15. Segment Information

The Company’s segments are comprised of strategic businesses that are defined by the industries they serve. Each is managed as an operation with well established strategic directions and performance requirements. Prior to the InfrastruX acquisition, the Company operated through two business segments: Upstream Oil & Gas and Downstream Oil & Gas. These segments operate primarily in the United States, Canada, and Oman. On July 1, 2010, the Company closed on the acquisition of InfrastruX, which diversified the Company’s capabilities and expanded its geographic footprint. InfrastruX provided maintenance and construction solutions to customers in the electric power and natural gas transmission and distribution markets. Post acquisition, the Company established a third business segment, Utility T&D, which includes electric power transmission and distribution and low-pressure, inside the gate natural gas distribution. The natural gas transmission division of InfrastruX, which is similar to Willbros’ legacy U.S. pipeline construction business unit, was incorporated into the Company’s Upstream Oil & Gas segment effective January 1, 2011.

In January 2012, the Company changed the way it managed its business and identified new segment realignments. Canada was designated as a separate segment in recognition of the tremendous growth potential in the oil sands and the growth and performance objectives established for the country management team. The remainder of the Upstream Oil & Gas segment and the Downstream Oil & Gas segment were combined into a single new segment entitled “Oil & Gas” with two primary business activities—Professional Services and Construction and Maintenance. In addition, one of the Company’s Utility T&D businesses, Premier, was moved into the Oil & Gas segment under Professional Services to augment the Company’s integrity service business.

Management evaluates the performance of each operating segment based on operating income. Corporate operations include the executive management, general, administrative, and financing functions of the organization. The costs to provide these services are allocated, as are certain other corporate assets, among the three operating segments. There were no material inter-segment revenues in the periods presented.

The tables below have been revised to reflect the Company’s operations by its current reportable segments for the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31, 2011
	Oil & Gas	Utility T&D	Canada	Consolidated
Revenue	885,214	$576,415	$153,411	$1,615,040
Operating expenses	896,006	586,465	148,716	1,631,187
Goodwill impairment	32,822	143,543	2,210	178,575
Change in fair value of contingent earnout liability	—	—	—	(10,000)

Operating income (loss)	$(43,614)	$(153,593)	$2,485	(184,722)

Other expense				(51,851)
Benefit for income taxes				(32,293)

Loss from continuing operations				(204,280)
Loss from discontinued operations net of benefit for income taxes				(88,541)

Loss from continuing and discontinued operations				(292,821)
Less: Income attributable to noncontrolling interest				(1,195)

Net loss attributable to Willbros Group, Inc.				$(294,016)

	Year Ended December 31, 2010
	Oil & Gas	Utility T&D	Canada	Consolidated
Revenue	$753,342	$214,063	$157,667	$1,125,072
Operating expenses	730,194	243,232	157,827	1,131,253
Goodwill impairment	60,000	—	—	60,000
Change in fair value of contingent earnout liability	—	—	—	(45,340)

Operating loss	$(36,852)	$(29,169)	$(160)	(20,841)

Other expense				(26,028)
Benefit for income taxes				(31,048)

Loss from continuing operations				(15,821)
Loss from discontinued operations net of benefit for income taxes				(20,008)

Loss from continuing and discontinued operations				(35,829)
Less: Income attributable to noncontrolling interest				(1,207)

Net loss attributable to Willbros Group, Inc.				$(37,036)

	Year Ended December 31, 2009
	Oil & Gas	Utility T&D	Canada	Consolidated
Revenue	$1,005,353	$—	$180,456	$1,185,809
Operating expenses	970,980	—	176,843	1,147,823

Operating income	$34,373	$—	$3,613	37,986

Other expense				(9,034)
Provision for income taxes				7,528

Income from continuing operations				21,424
Loss from discontinued operations net of provision for income taxes				(1,784)

Income from continuing and discontinued operations				19,640
Less: Income attributable to noncontrolling interest				(1,817)

Net income attributable to Willbros Group, Inc.				$17,823

Depreciation and amortization expense by segment are presented below:

	Year Ended December 31,
	2011	2010	2009
Oil & Gas	$19,277	$25,527	$31,353
Utility T&D	38,305	20,037	—
Canada	2,413	3,344	4,249

Total	$59,995	$48,908	$35,602

Amounts above include corporate allocated depreciation of $565, $3,442 and $4,637 for the years ended December 31, 2011, 2010 and 2009, respectively.

Capital expenditures by segment are presented below:

	Year Ended December 31,
	2011	2010	2009
Oil & Gas	$5,339	$6,084	$2,730
Utility T&D	3,484	4,724	—
Canada	52	3,987	4,452
Corporate	1,989	1,326	3,900

Total	$10,864	$16,121	$11,082

Total assets by segment as of December 31, 2011 and 2010 are presented below:

	Year Ended December 31,
	2011	2010
Oil & Gas	$292,137	$306,009
Utility T&D	404,789	608,737
Canada	57,783	73,920
Corporate	79,054	210,810

Total assets, continuing operations	$833,763	$1,199,476

Due to a limited number of major projects and clients, the Company may at any one time have a substantial part of its operations dedicated to one project, client and country.

Customers representing 10 percent or more of total contract revenue are as follows:

	Year Ended December 31,
	2011	2010	2009
Oncor	14.7%	—%	—%
Fayetteville Express Pipeline, LLC	—%	16.9%	—%
Natural Gas Pipeline of America	—%	—%	23.7%
Energy Transfer	—%	—%	14.1%

	14.7%	16.9%	37.8%

Information about the Company’s operations in its work countries is shown below:

	Year Ended December 31,
	2011	2010	2009
Contract revenue:
United States	$1,375,835	$887,579	$935,450
Canada	153,411	157,666	180,456
Oman	73,829	73,588	65,368
Other	11,965	6,239	4,535

	$1,615,040	$1,125,072	$1,185,809

	Year Ended December 31,
	2011	2010
Property, plant and equipment, net:
United States	$147,968	$175,047
Canada	13,605	21,292
Oman	4,810	7,053
Other	92	799

	$166,475	$204,191